Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies

Note 13: Commitments and contingencies

Standby letters of credit (“Letters”) available under our senior secured revolving credit facility are used in lieu of surety bonds with various organizations for liabilities relating to the operation of oil and natural gas properties. We had various Letters outstanding totaling $920 and $2,920 as of December 31, 2012 and 2011, respectively. Interest on each Letter accrues at the lender’s prime rate for all amounts paid by the lenders under the Letters. No amounts were paid by the lenders under the Letters, therefore we paid no interest on the Letters during the years ended December 31, 2012, 2011, or 2010.

We have a long-term contract to purchase CO2 manufactured at an existing ethanol plant. As of December 31, 2012, we were purchasing approximately 14 MMcf/d of CO2 under this contract, and we expect to purchase an average of approximately 13 MMcf/d over the fifteen-year contract term, which expires in May 2024. Purchases under this contract were $1,099, $481, and $305 during 2012, 2011, and 2010, respectively. Pricing is fixed for the remainder of the contract and the contract has renewal language.

We have rights under two additional contracts with fertilizer plants under which we purchase CO2 that is restricted in whole or in part, for use only in EOR projects. Under both of these contracts, the fertilizer plant reserves the right to install additional equipment and use some of the CO2 to make certain fertilizer products, which could reduce our CO2 purchases. Under one of these contracts, as of December 31, 2012, we were purchasing an average of approximately 19 MMcf/d and expect our purchases to remain at that level over the remainder of the contract term, which expires in February 2021. Purchases under this contract were $1,518, $1,465, and $961 during 2012, 2011, and 2010, respectively. Under the second of these contracts, we have elected to purchase 10 MMcf/d of CO2 through 2014, subject to availability. During 2012, we were purchasing approximately 1 MMcf/d of CO2 under this contract. Purchases under this contract, which include transportation charges, were $1,243, $3,065, and $1,310 during 2012, 2011, and 2010, respectively. The contract expires in 2016. We may terminate or permanently reduce our purchase rate under this contract at the end of any calendar year with 13 months notice. Pricing under both of these contracts is dependent on certain variable factors, including the price of oil.

On March 24, 2011, we signed a long-term contract to purchase up to 100% of CO2 emissions from an existing nitrogen fertilizer plant in Coffeyville, Kansas that produces approximately 42 MMcf/d of CO2. We intend to use these CO2 volumes for injection into our North Burbank Unit. The initial term of the contract is 20 years from commencement of operations of the compression facilities and pipeline, and the contract has renewal language. Pricing under the contract is fixed for the first five contract years and variable thereafter. Beginning no later than July 2013, and assuming the fertilizer plant produces and delivers a specified quality of CO2, we will be obligated to purchase an average of approximately 24 MMcf/d the first year of the contract and 35 MMcf/d for the remaining contract years or pay for any deficiencies at the price in effect when the minimum delivery was to have occurred. After the first ten contract years, we may permanently reduce up to 100% of our purchase rate under this contract with six months’ notice. We expect to purchase an average of approximately 24 MMcf/d of CO2 under this contract beginning on April 1, 2013 and for the remainder of 2013.

Based on current prices, our estimated minimum purchase obligations under our CO2 contracts are as follows:

2013	$1,397
2014	4,974
2015	1,289
2016	1,289
2017	1,289
2018 and thereafter	22,648

$32,886

We have entered into operating lease agreements for the use of office space and equipment. We also rent equipment used on our oil and natural gas properties. Rent expense for the years ended December 31, 2012, 2011, and 2010 was $8,144, $6,715, and $4,647, respectively. We have leases relating to office space and equipment that have terms of up to five years. As of December 31, 2012, total remaining payments associated with these operating leases were $729.

We have entered into change of control severance agreements under which our officers are entitled to receive certain severance benefits. The severance payment will be paid in equal monthly installments over a period of months as calculated under the terms of the agreement and will be equal to a set multiplier times the sum of (A) the officer’s base salary as in effect immediately prior to his or her termination date, plus (B) the officer’s bonus for the full year in which the termination date occurred.

Naylor Farms, Inc. v. Chaparral Energy, L.L.C.

On June 7, 2011, Naylor Farms, Inc. (the “Plaintiff”), filed a complaint against us, alleging claims on behalf of itself and non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. The Plaintiff asserts class claims seeking recovery for underpayment of royalties, alleging damages in excess of $5,000. The Plaintiff also requests allowable interest, punitive damages, cancellation of leases, other equitable relief, and an award of attorney fees and costs. We have denied liability on the claims and raised arguments and defenses that, if accepted by the Court, will result in no loss to us. The matter is currently stayed pending resolution of unrelated cases currently on appeal with the U.S. Court of Appeals for the Tenth Circuit. These cases are expected to influence the ruling on class certification in the Plaintiff’s case. At the time that the matter was stayed no class had been certified and discovery was ongoing. As such, we are not yet able to estimate a possible loss, or range of possible loss, if any.

In our opinion, there are no other material pending legal proceedings to which we are a party or of which any of our property is the subject. However, due to the nature of our business, certain legal or administrative proceedings may arise from time to time in the ordinary course of business. While the outcome of these legal matters cannot be predicted with certainty, we do not expect them to have a material adverse effect on our financial condition, results of operations or cash flows.